Inventories Net (Tables)	12 Months Ended
Dec. 31, 2022
Inventories Net [Abstract]
Schedule of inventories
	December 31, 2022	December 31, 2021
	RMB’000	RMB’000
Finished goods	8,618	7,307
Less: provision	(7,840)	—
Inventories, net	778	7,307